UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Natural Resources ETF (TURF)

Principal Listing Exchange: Nasdaq Stock Market LLC

This annual shareholder report contains important information about Natural Resources ETF (the "fund") for the period of June 11, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Natural Resources ETF	$27	0.44%

What drove fund performance during the past period?

  Natural resources equities advanced. While oil fell as output increased in an uncertain demand environment, base metals rose and precious metals surged, with gold and silver reaching record highs on safe-haven demand.

  Relative to the Morningstar Global Upstream Natural Resources Index Net, stock selection and an overweight in coal and consumable fuels contributed most to relative performance. Uranium producers moved higher as nuclear energy demand grew to meet electricity needs for AI data centers. A lack of exposure to water utilities also added value.

  Stock choices in precious metals and minerals detracted most from relative performance due to an underweight in a major gold miner that outperformed the broader industry and select high-quality holdings that lagged speculative peers. An overweight in U.S. mixed exploration and production, which is heavily levered to natural gas, detracted. While natural gas prices rose, production outpaced demand, leading to higher storage levels.

  The fund seeks to provide long-term capital growth by constructing a portfolio of upstream natural resources companies, which engage in upstream extraction of energy, minerals, and agriculture products. We utilize fundamental research to identify global companies that we believe are well managed and own or develop these resources. By focusing on “upstream” companies, we believe we can best capitalize on our structural assessment of commodity cycles, with additional focus on industry valuations and company fundamentals.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	ETF (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
6/11/25	10,040	10,240	10,032
9/2025	11,020	11,021	11,036
12/2025	11,760	11,384	11,678

202505-4541202, 202601-5112798

ETF1192-052 02/26

Average Annual Total Returns

Fund	Since Inception 6/11/25
Natural Resources ETF (Based on Net Asset Value)	17.60%
MSCI All Country World Index Net (Regulatory Benchmark)	13.84%
Morningstar Global Upstream Natural Resources Index Net (Strategy Benchmark)	16.78%

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$15,936
  Number of Portfolio Holdings77
  Investment Advisory Fees Paid (000s)$30
  Portfolio Turnover Rate11.1%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Diversified Metals & Mining	20.0%
Integrated Oil & Gas	18.6
Precious Metals & Minerals	14.5
Agricultural Products	12.0
Fertilizers & Agricultural Chemicals	7.0
Packaged Foods & Meats	5.9
U.S. Oil & Gas Exploration & Production	5.8
Coal & Consumable Fuels	4.6
U.S. Oil Exploration & Production	3.5
Other	8.1

Top Ten Holdings (as a % of Net Assets)

Corteva	5.3%
Shell	4.8
Exxon Mobil	4.3
Nutrien	4.2
Chevron	3.7
BHP Group	3.3
Agnico Eagle Mines	3.2
Vale	2.6
Freeport-McMoRan	2.4
Archer-Daniels-Midland	2.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Natural Resources ETF (TURF)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: Nasdaq Stock Market LLC

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$29,059	$-
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
December 31, 2025
T. ROWE PRICE
TURF	Natural Resources ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE NATURAL RESOURCES ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

6/11/25(1) Through
12/31/25
NET ASSET VALUE
Beginning of period	$ 25.00
Investment activities
Net investment income(2)(3)	0.39
Net realized and unrealized gain/loss	4.01
Total from investment activities	4.40
Distributions
Net investment income	(0.43)
NET ASSET VALUE
End of period	$ 28.97
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	17.60%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.44%(5)
Net expenses after waivers/payments by Price Associates	0.44%(5)
Net investment income	2.59%(5)
Portfolio turnover rate(6)	11.1%
Net assets, end of period (in thousands)	$ 15,936

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NATURAL RESOURCES ETF

December 31, 2025
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.7%
AGRICULTURE 24.9%
Agricultural Products 12.0%
Archer-Daniels-Midland	6,530	375
Bunge Global	2,000	178
Corteva	12,529	840
Muyuan Foods, Class A (CNY)	50,700	368
United Plantations BHD (MYR)	21,000	155
		1,916
Fertilizers & Agricultural Chemicals 7.0%
CF Industries Holdings	1,221	94
K&S (EUR)	6,832	100
Mosaic	4,693	113
Nutrien (CAD)	10,854	670
Yara International (NOK)	3,269	134
		1,111
Packaged Foods & Meats 5.9%
Mowi (NOK)	13,487	324
Salmar (NOK)	4,233	259
Tyson Foods, Class A	6,100	358
		941
Total Agriculture		3,968
COMMODITY INDUSTRIALS 1.1%
Construction Materials 1.1%
Knife River (1)	1,308	92
Vulcan Materials	276	79
Total Commodity Industrials		171

T. ROWE PRICE NATURAL RESOURCES ETF

	Shares	$ Value
(Cost and value in $000s)
EXPLORATION & PRODUCTION 12.2%
OUS Oil & Gas Exploration & Production 5.8%
ARC Resources (CAD) (2)	2,611	49
Canadian Natural Resources (CAD)	7,611	258
Headwater Exploration (CAD)	15,972	109
Kelt Exploration (CAD) (1)	16,090	90
NuVista Energy (CAD) (1)	6,010	79
Tourmaline Oil (CAD)	3,153	141
Var Energi (NOK)	24,427	80
Woodside Energy Group (AUD)	7,912	123
		929
U.S. Mixed Exploration & Production 2.9%
EQT	2,733	146
Expand Energy	1,156	128
Range Resources	2,742	97
Viper Energy, Class A	2,490	96
		467
U.S. Oil Exploration & Production 3.5%
ConocoPhillips	3,215	301
Diamondback Energy	924	139
Ovintiv	2,857	112
		552
Total Exploration & Production		1,948
INTEGRATEDS 18.6%
Integrated Oil & Gas 18.6%
BP (GBP)	22,064	129
Cenovus Energy (CAD)	7,808	132
Chevron	3,820	582
Exxon Mobil	5,697	686
Galp Energia SGPS (EUR)	2,180	37
Shell (GBP)	20,750	765

T. ROWE PRICE NATURAL RESOURCES ETF

	Shares	$ Value
(Cost and value in $000s)
Suncor Energy (CAD)	6,792	301
TotalEnergies (EUR)	5,076	331
Total Integrateds		2,963
METALS & MINING 39.1%
Coal & Consumable Fuels 4.6%
Cameco (CAD)	4,023	368
Uranium Energy (1)	18,799	220
Warrior Met Coal	1,684	149
		737
Diversified Metals & Mining 20.0%
Anglo American (GBP)	3,204	132
BHP Group (AUD)	17,647	532
Champion Iron (AUD)	25,934	104
Firefly Aerospace (1)	614	14
First Quantum Minerals (CAD) (1)	6,194	166
Freeport-McMoRan	7,405	376
Glencore (GBP) (1)	68,201	373
Ivanhoe Electric (1)	6,675	107
MP Materials (1)(2)	1,194	60
NGEx Minerals (CAD) (1)	4,294	80
Rio Tinto (GBP)	2,095	169
Southern Copper	982	141
Teck Resources, Class B (CAD)	4,197	201
Teck Resources, Class B	767	37
Vale, ADR	31,437	410
Zijin Mining Group, Class A (CNY)	57,000	281
		3,183
Precious Metals & Minerals 14.5%
Agnico Eagle Mines (CAD)	2,995	508
Alamos Gold, Class A (CAD)	3,657	141
Artemis Gold (CAD) (1)	5,400	144

T. ROWE PRICE NATURAL RESOURCES ETF

	Shares	$ Value
(Cost and value in $000s)
Barrick Mining (CAD)	3,036	132
Capricorn Metals (AUD) (1)	7,911	75
Emerald Resources (AUD) (1)	25,303	105
Franco-Nevada (CAD)	1,341	278
G Mining Ventures (CAD) (1)	4,961	150
Gold Fields (ZAR)	2,082	91
OR Royalties (CAD)	4,676	166
Skeena Resources (CAD) (1)	5,355	127
Snowline Gold (CAD) (1)	9,471	120
Wheaton Precious Metals (CAD)	1,804	212
Zijin Gold International (HKD) (1)	3,200	60
		2,309
Total Metals & Mining		6,229
OTHER 3.8%
Building Products 0.7%
UFP Industries	1,313	120
		120
Paper & Forest Products 3.1%
Stora Enso, Class R (EUR)	11,858	148
UPM-Kymmene (EUR)	7,400	214
West Fraser Timber (CAD) (2)	2,125	130
		492
Total Other		612
Total Common Stocks (Cost $14,234)		15,891
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, 3.74% (3)	102,604	103
Total Short-Term Investments (Cost $103)		103

T. ROWE PRICE NATURAL RESOURCES ETF

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.9%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.9%
Money Market Funds 0.9%
T. Rowe Price Treasury Reserve Fund, 3.75% (3)(4)	149,263	149
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		149
Total Securities Lending Collateral (Cost $149)		149
Total Investments in Securities 101.3% of Net Assets (Cost $14,486)		$16,143

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	See Note 3. All or a portion of this security is on loan at December 31, 2025.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	China Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
MYR	Malaysian Ringgit
NOK	Norwegian Krone
ZAR	South African Rand

T. ROWE PRICE NATURAL RESOURCES ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Treasury Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/24	Purchase Cost	Sales Cost	Value 12/31/25
T. Rowe Price Treasury Reserve Fund	$—	¤	¤	$149
	Total			$149^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $149.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NATURAL RESOURCES ETF

December 31, 2025
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $14,486)	$16,143
Dividends receivable	36
Foreign currency (cost $33)	33
Total assets	16,212
Liabilities
Obligation to return securities lending collateral	149
Payable for investment securities purchased	122
Investment management and administrative fees payable	5
Total liabilities	276
NET ASSETS	$15,936
Net Assets Consists of:
Total distributable earnings (loss)	$1,494
Paid-in capital applicable to 550,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	14,442
NET ASSETS	$15,936
NET ASSET VALUE PER SHARE	$28.97
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NATURAL RESOURCES ETF

    STATEMENT OF OPERATIONS

($000s)
6/11/25 Through
12/31/25
Investment Income (Loss)
Dividend income (net of foreign taxes of $16)	$207
Investment management and administrative expense	30
Net investment income	177
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(100)
In-kind redemptions	243
Foreign currency transactions	(4)
Net realized gain	139
Change in net unrealized gain / loss on securities	1,657
Net realized and unrealized gain / loss	1,796
INCREASE IN NET ASSETS FROM OPERATIONS	$1,973
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NATURAL RESOURCES ETF

    STATEMENT OF CHANGES IN NET ASSETS

($000s)
6/11/25 Through
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income	$177
Net realized gain	139
Change in net unrealized gain / loss	1,657
Increase in net assets from operations	1,973
Distributions to shareholders
Net earnings	(216)
Capital share transactions*
Shares sold	15,575
Shares redeemed	(1,396)
Increase in net assets from capital share transactions	14,179
Net Assets
Increase during period	15,936
Beginning of period	-
End of period	$15,936
*Share information (000s)
Shares sold	600
Shares redeemed	(50)
Increase in shares outstanding	550
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NATURAL RESOURCES ETF

    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Natural Resources ETF (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund incepted on June 11, 2025. The fund seeks long-term capital appreciation.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE NATURAL RESOURCES ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 50,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on Nasdaq Stock Market LLC and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE NATURAL RESOURCES ETF

NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE NATURAL RESOURCES ETF

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they

T. ROWE PRICE NATURAL RESOURCES ETF

represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$6,050	$9,841	$—	$15,891
Short-Term Investments	103	—	—	103
Securities Lending Collateral	149	—	—	149
Total	$6,302	$9,841	$—	$16,143
NOTE  3  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives

T. ROWE PRICE NATURAL RESOURCES ETF

collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $175,000; the aggregate value of collateral was $183,000 and consisted of cash collateral and related investments of $149,000 and U.S. government securities of $34,000.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $12,872,000 and $1,397,000, respectively, for the period ended December 31, 2025. Portfolio securities received and delivered through in-kind transactions aggregated $3,929,000 and $1,314,000, respectively, for the period ended December 31, 2025.
NOTE  4  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances.

T. ROWE PRICE NATURAL RESOURCES ETF

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the period presented is as follows:
($000s)
December 31,
2025
Ordinary income (including short-term capital gains, if any)	$216
At December 31, 2025, the tax-basis cost of investments, (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
Cost of investments	$14,619
Unrealized appreciation	$1,884
Unrealized depreciation	(360)
Net unrealized appreciation (depreciation)	$1,524
At December 31, 2025, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
Undistributed ordinary income	$68
Net unrealized appreciation (depreciation)	1,524
Loss carryforwards and deferrals	(98)
Total distributable earnings (loss)	$1,494
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales

T. ROWE PRICE NATURAL RESOURCES ETF

and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE  5  –   FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.44% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses. All costs related to organization and offering of the fund are borne by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.

T. ROWE PRICE NATURAL RESOURCES ETF

Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund (the Price Reserve Fund), a money market fund offered as a short-term investment option to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and is not available for direct purchase by members of the public. Prior to November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Fund does not pay investment management fees.
As of December 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 350,000 shares of the fund, representing 64% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the period ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE NATURAL RESOURCES ETF

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE  8  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE NATURAL RESOURCES ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Exchange-Traded Funds, Inc. and Shareholders of T. Rowe Price Natural Resources ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Natural Resources ETF (one of the funds constituting T. Rowe Price Exchange-Traded Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period June 11, 2025 (inception) through December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period June 11, 2025 (inception) through December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE NATURAL RESOURCES ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(CONTINUED)
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE NATURAL RESOURCES ETF

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
For taxable non-corporate shareholders, $213,000 of the fund’s income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $57,000 of the fund’s income qualifies for the dividends-received deduction.

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1192-050 02/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026